CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Dividends declared (in dollars per share)	$ 0.2	$ 0	$ 0.64	$ 0.18